Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]
Cash flows from operating activities
Profit for the period	$ 2,342	$ 2,841	[2],[3]
Taxation	737	766	[3]
Share of after tax results of associates and joint ventures	(253)	(202)	[3]
Net finance charges	431	345
Non-operating items	60	(19)	[3]
Operating profit	3,317	3,731	[3]
Increase in inventories	(82)	(552)
Increase in trade and other receivables	(1,106)	(1,191)
Increase in trade and other payables and provisions	469	131
Net increase in working capital	(719)	(1,612)
Depreciation, amortisation and impairment	411	332
Dividends received	5	5
Post employment payments less amounts included in operating profit	(24)	(27)
Other items	59	9
Adjustments to reconcile profit (loss), Total	451	319
Cash generated from operations	3,049	2,438
Interest received	91	78
Interest paid	(443)	(293)
Taxation paid	(551)	(751)
Interest and income taxes paid (received), classified as operating activities	(903)	(966)
Net cash inflow from operating activities	2,146	1,472
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	7	8
Purchase of property, plant and equipment and computer software	582	514
Movements in loans and other investments	(109)	(2)
Sale of businesses and brands	18	111
Acquisition of subsidiaries	(3)	(129)
Investment in associates and joint ventures	(51)	(38)
Net cash outflow from investing activities	(720)	(564)
Cash flows from financing activities
Share buyback programme	(480)	(655)
Net sale of own shares for share schemes	5	12
Dividends paid to non-controlling interests	(71)	(94)
Proceeds from bonds	1,690	1,989
Repayment of bonds	(1,132)	(300)
Cash inflow from other borrowings	470	173
Cash outflow from other borrowings	(801)	(206)
Equity dividend paid	(1,348)	(1,194)
Net cash outflow from financing activities	(1,667)	(275)
Net (decrease)/increase in net cash and cash equivalents	(241)	633
Exchange differences	(45)	(25)
Reclassification to assets held for sale	0	(57)
Net cash and cash equivalents at beginning of the period	1,768	2,675
Net cash and cash equivalents at end of the period	1,482	3,226
Net cash and cash equivalents consist of:
Cash and cash equivalents	1,529	3,319	[4]
Bank overdrafts	(47)	(93)
Net cash and cash equivalents	$ 1,482	$ 3,226

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(2) See page F-7 for an explanation under Basis of preparation.
[3]	(1)See page F-7 for an explanation under Basis of preparation.
[4]	(1) See page F-7 for an explanation under Basis of preparation.